Other Operating Income (Notes)	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Other Operating Income
Other Operating Income
Other operating income for the years ended December 31, 2016, 2015 and 2014 was $0.0 million, $9.3 million and $0 million respectively.
Other operating income for the year ended December 31, 2015 relates to amounts received at our Rotterdam terminal from the local port authority related to the early termination of a harbor fee sharing arrangement. We do not expect to receive income of this nature in the future.